SHARE-BASED PAYMENTS - Annual compensation - Bonus (Details)	6 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Multiple of monthly salary for cash bonus paid in ordinary shares | item	5
Incremental value of bonus in cash payable	$ 30,000
Number of days VWAP considered for bonus payment	20 days
Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Charge in consideration of the annual compensation bonus for objectives achieved		$ 0	$ 220,000
Bonus in Kind | Vests immediately
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Bonus in Kind | Vests in the subsequent 12-months
Disclosure of terms and conditions of share-based payment arrangement [line items]
Bonus vesting percentage	50.00%
Chief Executive Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount	$ 315,000
Chief Financial Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount	165,000
Chief Technology Officer | Bonus in Kind
Disclosure of terms and conditions of share-based payment arrangement [line items]
Authorized bonus amount	$ 100,000